PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.    PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Buildings	626,908,935	637,783,560	92,469,924
Leasehold improvements	630,691,571	598,805,361	86,818,616
Furniture, fixtures and equipment	93,440,638	100,499,326	14,571,033
Motor vehicles	3,204,381	2,493,487	361,522
Total	1,354,245,525	1,339,581,734	194,221,095
Less:
Accumulated depreciation	(436,314,189)	(506,440,843)	(73,427,020)
Impairment	—	(19,910,455)	(2,886,745)
	917,931,336	813,230,436	117,907,330
Construction in progress	127,424,929	21,541,245	3,123,187
Property and equipment, net	1,045,356,265	834,771,681	121,030,517

Depreciation expense was RMB59,719,535, RMB89,617,316 and RMB104,605,645 (USD15,166,393) for the years ended December 31, 2020, 2021 and 2022, respectively.

As of 31 December, 2021 and 2022, two of the Group’s buildings with a net carrying amount of approximately RMB288,313,328 and RMB270,646,005 (USD39,239,982) were pledged to secure general banking facilities granted to the Group, respectively (Note 13).